Derivative financial instruments for hedging purposes (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Total	$ 11,461	$ (5,093)	$ (3,740)
Fair Value Hedging [Member]
Total	12,311	(17,042)	(4,517)
Derivative Assets (Liabilities), at Fair Value, Net	(24,380)	19,922	7,049
Net Gain Loss On Derivative and Hedge Item	(12,069)	2,880	2,532
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Interest Expense [Member]
Total	1,564
Derivative Assets (Liabilities), at Fair Value, Net	(12,022)
Net Gain Loss On Derivative and Hedge Item	(10,458)
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Interest Income Available For Sale [Member]
Total	(2,982)	(6,857)	(14,760)
Derivative Assets (Liabilities), at Fair Value, Net	4,776	10,266	22,000
Net Gain Loss On Derivative and Hedge Item	1,794	3,409	7,240
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Derivative Financial Instruments and Hedging [Member]
Total		74	419
Derivative Assets (Liabilities), at Fair Value, Net		0	0
Net Gain Loss On Derivative and Hedge Item		74	419
Fair Value Hedging [Member] | Interest Rate Swap [Member] | Derivative Financial Instruments and Hedging (Ineffectiveness) [Member]
Total	59
Derivative Assets (Liabilities), at Fair Value, Net	0
Net Gain Loss On Derivative and Hedge Item	59
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Interest Income [Member]
Total	(239)	(33)	(45)
Derivative Assets (Liabilities), at Fair Value, Net	522	55	89
Net Gain Loss On Derivative and Hedge Item	283	22	44
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Interest Expense [Member]
Total	8,024	4,352	3,812
Derivative Assets (Liabilities), at Fair Value, Net	(11,187)	(7,874)	(7,046)
Net Gain Loss On Derivative and Hedge Item	(3,163)	(3,522)	(3,234)
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Foreign Currency Gain (Loss) [Member]
Total	5,873	(17,427)	7,922
Derivative Assets (Liabilities), at Fair Value, Net	(6,469)	17,475	(7,994)
Net Gain Loss On Derivative and Hedge Item	(596)	48	(72)
Fair Value Hedging [Member] | Cross Currency Interest Rate Contract [Member] | Derivative Financial Instruments and Hedging (Ineffectiveness) [Member]
Total	12	2,849	(1,865)
Derivative Assets (Liabilities), at Fair Value, Net	0	0	0
Net Gain Loss On Derivative and Hedge Item	$ 12	$ 2,849	$ (1,865)